ACCRUED LIABILITIES AND OTHER PAYABLES	12 Months Ended
Oct. 31, 2020
ACCRUED LIABILITIES AND OTHER PAYABLES
ACCRUED LIABILITIES AND OTHER PAYABLES

NOTE 9 – ACCRUED LIABILITIES AND OTHER PAYABLES

At October 31, 2020 and 2019, accrued liabilities and other payables consisted of the following:

	October 31, 2020	October 31, 2019
Accrued professional service fees	$155,356	$98,772
Accrued payroll liability	129,711	72,570
Other	25,038	15,732
	$310,105	$187,074